UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Northwest Investment Counselors LLC

   Address:               340 Oswego Pte Drive, Ste 104
                          Lake Oswego, OR 97034

   Form 13F File Number:  028-13022


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Matthew J.N. Roehr

   Title:                 Chief Compliance Officer

   Phone:                 971.404.0184

   Signature, Place, and Date of Signing:

     /s/ Matthew J.N. Roehr      Lake Oswego, OR             07/22/2009
     ----------------------      ---------------             ----------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 93

Form 13F Information Value Total (thousands):      $83,726


List of Other Included Managers: NONE

                          Form 13F-HR Information Table

                            TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS               CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                -----               -----    --------  -------  ---  ----  ----------  --------  ----    ------  ----
3M Company               COM                    88579Y101    1059     17623   SH            Sole               17623
Abbott Labs              COM                    002824100     621     13208   SH            Sole               13208
ADP                      COM                    053015103    1323     37331   SH            Sole               37331
Amgen                    COM                    031162100     513      9692   SH            Sole                9692
Astec Industries         COM                    046224101     225      7594   SH            Sole                7594
AutoZone Inc.            COM                    053332102    1522     10070   SH            Sole               10070
Avery Dennison           COM                    053611109     416     16217   SH            Sole               16217
Bank of New York         COM                    064058100    1466     50028   SH            Sole               50028
BLDRS  Index FDS TR      Developed Market
                         Index 100 ADR          09348r201    1538     86359   SH            Sole               86359
Charles Schwab Co.       COM                    808513105    1176     67054   SH            Sole               67054
ChevronTexaco            COM                    166764100     514      7752   SH            Sole                7752
Cisco Systems            COM                    17275R102     986     52851   SH            Sole               52851
Clorox                   COM                    189054109     917     16423   SH            Sole               16423
CME Group Inc.           COM                    12572Q105     314      1008   SH            Sole                1008
Coca Cola Co.            COM                    191216100    1962     40883   SH            Sole               40883
Colgate Palmolive        COM                    194162103    1456     20580   SH            Sole               20580
CoStar Group             COM                    22160N109     236      5927   SH            Sole                5927
Dell Inc.                COM                    24702R101     324     23633   SH            Sole               23633
Diageo PLC               Sponsored ADR          25243Q205     977     17070   SH            Sole               17070
Dionex                   COM                    254546104     341      5581   SH            Sole                5581
Disney (Walt)            COM                    254687106     896     38420   SH            Sole               38420
DST Systems              COM                    233326107     208      5631   SH            Sole                5631
Eaton Vance              COM                    278265103     288     10783   SH            Sole               10783
eBay Inc.                COM                    278642103     704     41080   SH            Sole               41080
Ecolab                   COM                    278865100    1134     29090   SH            Sole               29090
Emerson Elec.            COM                    291011104     826     25490   SH            Sole               25490
Equifax                  COM                    294429105     319     12209   SH            Sole               12209
Expeditors Int'l         COM                    302130109     318      9539   SH            Sole                9539
Exxon Mobil              COM                    30231G102     387      5530   SH            Sole                5530
Factset Research         COM                    303075105     239      4792   SH            Sole                4792
Federated Investors      COM                    314211103     731     30357   SH            Sole               30357
Forward Air              COM                    349853101     206      9649   SH            Sole                9649
Franklin Resources       COM                    354613101    1112     15438   SH            Sole               15438
General Electric         COM                    369604103     190     16210   SH            Sole               16210
GlaxoSmithKline PLC      Sponsored ADR          37733W105     305      8626   SH            Sole                8626
Home Depot               COM                    437076102     408     17275   SH            Sole               17275
Integra Lifesciences     COM                    457985208     206      7778   SH            Sole                7778
Intel Corp.              COM                    458140100     931     56281   SH            Sole               56281
INVESCO Ltd.             COM                    46127U104    1175     65940   SH            Sole               65940
iShares                  1-3 Year Treasury
                         Index                  464287457     970     11587   SH            Sole               11587
iShares                  Barclays Int.
                         Gov't/Credit           464288612    5975     57397   SH            Sole               57397
iShares                  High Yield Index       464288513     249      3130   SH            Sole                3130
iShares                  Global Timber Index    464288174     605     21140   SH            Sole               21140
iShares                  Lehman Aggregate
                         Index                  464287226     307      3005   SH            Sole                3005
iShares                  MSCI EAFE Index        464287465    6900    150626   SH            Sole              150626
iShares                  MSCI Emerging Mkt      464287234     227      7034   SH            Sole                7034
iShares                  MSCI World x/U.S.      78463x848    2239     88350   SH            Sole               88350

                            TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS               CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                -----               -----    --------  -------  ---  ----  ----------  --------  ----    ------  ----
iShares                  S&P 500 Index          464287200    1861     20148   SH            Sole               20148
iShares                  Dow Jones Select
                         Dividend Index         464287168    1404     39716   SH            Sole               39716
iShares                  Wilshire 4500 Index    922908652     478     13855   SH            Sole               13855
Johnson & Johnson        COM                    478160104    1985     34948   SH            Sole               34948
Kellogg                  COM                    487836108     743     15950   SH            Sole               15950
Kraft Foods              COM                    50075N104     874     34472   SH            Sole               34472
Laboratory Corp.         COM                    50540R409     479      7065   SH            Sole                7065
Legg Mason               COM                    524901105     477     19547   SH            Sole               19547
LoopNet                  COM                    543524300     128     16539   SH            Sole               16539
Marsh & McLennan         COM                    571748102     327     16229   SH            Sole               16229
Medtronic                COM                    585055106     563     16146   SH            Sole               16146
Merit Medical            COM                    589889104     214     13139   SH            Sole               13139
Mettler-Toledo           COM                    592688105     327      4241   SH            Sole                4241
Microchip Tech.          COM                    595017104     397     17600   SH            Sole               17600
Microchip Tech.          COM                    595017104     232     10286   SH            Sole               10286
Microsoft                COM                    594918104    1452     61092   SH            Sole               61092
NIKE Inc.                COM                    654106103    1470     28385   SH            Sole               28385
Nokia Corp.              Sponsored ADR          654902204     652     44716   SH            Sole               44716
Oracle Corp.             COM                    68389X105    2312    107930   SH            Sole              107930
Paychex                  COM                    704326107     787     31229   SH            Sole               31229
PepsiCo Inc.             COM                    713448108    1867     33977   SH            Sole               33977
Plum Creek Timber        COM                    729251108     700     23512   SH            Sole               23512
Potlatch                 COM                    737630103     593     24407   SH            Sole               24407
PPG Industries           COM                    693506107     513     11680   SH            Sole               11680
Procter & Gamble         COM                    742718109    1392     27241   SH            Sole               27241
ProShares                Ultra Short 20+
                         Year Treasuries        74347R297    1634     32093   SH            Sole               32093
Rayonier                 COM                    754907103     724     19905   SH            Sole               19905
REMOTEMDX INC            COM                     75961Q10       5     27329   SH            Sole               27329
SEI Investments          COM                    784117103     250     13873   SH            Sole               13873
Sherwin Williams         COM                    824348106     961     17886   SH            Sole               17886
SPDR Index SHS FDS       DJ Wilshire REIT       78464A607    2556     75297   SH            Sole               75297
SPDR Index SHS FDS       Gold Trust             78463V107    1380     15139   SH            Sole               15139
St. Joe Co.              COM                    790148100     205      7736   SH            Sole                7736
Stanley Works            COM                    854616109     681     20116   SH            Sole               20116
Starbucks                COM                    855244109     412     29626   SH            Sole               29626
Sysco Foods              COM                    871829107     652     29023   SH            Sole               29023
T. Rowe Price            COM                    74144T108     321      7715   SH            Sole                7715
Tejon Ranch              COM                    879080109     203      7651   SH            Sole                7651
Texas Instruments        COM                    882508104     580     27238   SH            Sole               27238
Time Warner Inc.         COM                    887317105     492     19531   SH            Sole               19531
Unilever PLC             Sponsored ADR          904767704     836     35585   SH            Sole               35585
United Parcel Service    COM                    911312106    1105     22096   SH            Sole               22096
Wal-Mart Stores          COM                    931142103    1045     21580   SH            Sole               21580
Waters                   COM                    941848103     331      6436   SH            Sole                6436
Western Union            COM                    959802109     916     55874   SH            Sole               55874
Zimmer Holdings          COM                    98956P102     267      6275   SH            Sole                6275